UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-22054

Simple Capital Trust

(Exact name of registrant as specified in charter)

One Apple Hill

Suite 316

Natick, MA 01760

 (Address of principal executive offices)(Zip code)

Oriosto Medrano Santana

One Apple Hill

Suite 316

Natick, Massachusetts 01760

 (Name and address of agent for service)

Registrant's telephone number, including area code: 508-655-7948

Date of fiscal year end: June 30

Date of reporting period: December 31, 2007

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).  The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Reports to Stockholders.

SEMI-ANNUAL REPORT

THE SIMPLE CAPITAL FUND

December 31, 2007

(Unaudited)

THE SIMPLE CAPITAL FUND

           PORTFOLIO ANALYSIS

              DECEMBER 31, 2007 (UNAUDITED)

The following chart gives a visual breakdown of the Fund by the industry sectors the underlying securities represent as a percentage of the portfolio of investments.

	The Simple Capital Fund
	Schedule of Investments
	December 31, 2007 (Unaudited)

Shares		Value

COMMON STOCKS - 65.59%

Biological Products - 1.01%
70	Amgen, Inc. *	$ 3,251

Bottled & Canned Soft Drinks - 2.96%
250	Mexican Economic Development, Inc. (Mexico) *	9,542

Cement, Hydraulic - 3.05%
380	Cemex SAB de CV ADR (Mexico) *	9,823

Concrete, Gypsum & Plaster Products - 2.22%
200	USG Corp. *	7,158

Converted Paper & Paperboard Products - 1.65%
100	Avery Denison Corp.	5,314

Crude Petroleum & Natural Gas - 1.16%
300	Harvest Natural Resources, Inc. *	3,750

Finance Lessors - 1.49%
200	CIT Group, Inc.	4,806

Finance Services - 7.49%
425	American Express Co.	22,109
600	Consumer Portfolio Services, Inc. *	2,010
		24,119
Fire, Marine & Casualty Insurance - 4.41%
3	Berkshire Hathaway, Inc. Class B *	14,208

Grain Mill Products - 1.61%
550	MG Ingredients, Inc.	5,181

Hospital & Medical Service Plan - 1.26%
70	United HealthCare Corp. *	4,074

Investment Advice - 2.75%
400	Blackstone Group L.P.	8,852

Miscellaneous Products of Petroleum - 2.19%
600	Headwaters, Inc. *	7,044

Motor Vehicles - 2.34%
400	Tata Motors Ltd. (India) *	7,544

National Commercial Banks - 1.48%
150	US Bancorp	4,761

Operative Builders - 1.88%
1600	WCI Communities, Inc. *	6,048

Periodicales: Publishing or Pub. - 0.44%
300	Gem Star T.V. Guide International, Inc. *	1,428

Personal Credit Institutions - 0.93%
300	Compucredit Corp. *	2,994

Petroleum Refining - 4.80%
175	Conocophillips	15,453

Pharmaceutical Preparations - 3.38%
100	Novartis AG ADR (Switzerland) *	5,431
120	Sanofi-Aventis (France) *	5,464
		10,895
Retail-Family Clothing Stores - 0.64%
100	American Eagle Outfitters, Inc.	2,077

Savings Institution, Federally - 1.11%
400	Countrywide Financial Corp.	3,576

Semiconductors & Related Devices - 2.07%
250	Intel Corp.	6,665

Services-Prepackaged Software - 0.65%
200	Ilog S.A. (France) *	2,082

State Commercial Banks - 0.57%
200	Security Bank Corp.	1,828

Steel Works, Blast Furnaces - 4.73%
170	Companhia Siderurgica Nacional (Brazil) *	15,227

Surety Insurance - 1.81%
500	Radian Group, Inc.	5,840

Telephone Communications - 5.51%
200	American Movil S.A.B De C.V. (Mexico)	12,278
180	Brasil Telecom ADS (Brazil) *	5,463
		17,741

TOTAL FOR COMMON STOCKS (Cost $213,479) - 65.59%		$ 211,281

SHORT TERM INVESTMENTS - 36.69%
118,198	Huntington Money Market Fund IV 2.80% ** (Cost $118,198)	118,198

TOTAL INVESTMENTS (Cost $331,677) - 102.28%		$ 329,479

LIABILITIES IN EXCESS OF OTHER ASSETS - (2.28)%		(7,369)

NET ASSETS - 100.00%		$ 322,110

* Non-income producing securities during the period.
** Variable rate security; the coupon rate shown represents the yield at December 31, 2007.
ADR - American Depository Reciept
The accompanying notes are an integral part of these financial statements.

The Simple Capital Fund
Statement of Assets and Liabilities
December 31, 2007 (Unaudited)

Assets:
Investments in Securities, at Value (Cost $331,677)	$ 329,479
Receivables:
Dividends and Interest	730
Due From Advisor	2,789
Total Assets	332,998
Liabilities:
Payables:
Securities Purchased	731
Other Accrued Expenses	10,157
Total Liabilities	10,888

Net Assets	$ 322,110

Net Assets Consist of:
Paid In Capital	$ 323,067
Accumulated Undistributed Net Investment Income	1,241
Unrealized Depreciation in Value of Investments	(2,198)
Net Assets, for 31,848 Shares Outstanding	$ 322,110

Net Asset Value Per Share	$ 10.11

The accompanying notes are an integral part of these financial statements.

The Simple Capital Fund
Statement of Operations
For the period July 17, 2007 (Commencement of Investment Operations)
through December 31, 2007 (Unaudited)
.

Investment Income:
Dividends	$ 1,025
Interest	1,147
Total Investment Income	2,172

Expenses:
Advisory Fees (Note 3)	665
Audit Fees	4,379
Transfer Agent Fees	3,314
Blue Sky Fees	2,742
Custodial Fees	1,371
Trustee Fees	1,143
Miscellaneous Fees	610
Insurance Fees	570
Total Expenses	14,794
Fees Waived and Reimbursed by the Advisor (Note 3)	(13,863)
Net Expenses	931

Net Investment Income	1,241

Realized and Unrealized Gain (Loss) on Investments:
Realized Gain on Investments	-
Net Change in Unrealized Depreciation on Investments	(2,198)
Realized and Unrealized Gain (Loss) on Investments	(2,198)

Net Decrease in Net Assets Resulting from Operations	$ (957)

The accompanying notes are an integral part of these financial statements.

The Simple Capital Fund
Statements of Changes in Net Assets

(Unaudited)
Period *
Ended
12/31/2007
Increase (Decrease) in Net Assets From Operations:
Net Investment Income	$ 1,241
Realized Gain (Loss) on Investments	-
Unrealized Depreciation on Investments	(2,198)
Net Decrease in Net Assets Resulting from Operations	(957)

Distributions to Shareholders:
Net Investment Income	-
Realized Gains	-
Total Dividends and Distributions Paid to Shareholders	-

Capital Share Transactions (Note 5):
Proceeds from Sale of Shares	223,083
Cost of Shares Redeemed	(16)
Net Increase in Net Assets from Shareholder Activity	223,067

Total Increase in Net Assets	222,110

Net Assets:
Beginning of Period	100,000

End of Period (Including Undistributed Net Investment Income of $1,241)	$ 322,110

* For the period July 17, 2007 (commencement of investment operations) through December 31, 2007.
The accompanying notes are an integral part of these financial statements.

The Simple Capital Fund
Financial Highlights
Selected data for a share outstanding throughout the period.

	(Unaudited)
	Period *
	Ended
	12/31/2007

Net Asset Value, at Beginning of Period	$ 10.00

Income From Investment Operations:
Net Investment Loss **	0.07
Net Gain (Loss) on Securities (Realized and Unrealized)	0.04
Total from Investment Operations	0.11

Distributions:
Net Investment Income	-
Realized Gains	-
Total from Distributions	-

Net Asset Value, at End of Period	$ 10.11

Total Return ***	1.10%

Ratio of Expenses to Average Net Assets
Before Waivers	22.22%	****
After Waivers	1.40%	****
Ratio of Net Investment Income to Average Net Assets
Before Waivers	-18.95%	****
After Waivers	1.86%	****

Portfolio Turnover	0.00%

* For the period July 17, 2007 (commencement of investment operations) through December 31, 2007.
** Per share net investment income has been determined on the basis of average shares outstanding during the period.
*** Assumes reinvestment of dividends.
**** Annualized
The accompanying notes are an integral part of these financial statements.

SIMPLE CAPITAL FUND

NOTES TO FINANCIAL STATEMENTS

DECEMBER 31, 2007 (UNAUDITED)

Note 1. Organization

The Simple Capital Fund (the “Fund”), is a non-diversified series of the Simple Funds (the “Trust”), an open-end regulated investment company that was organized as a Massachusetts Business Trust on February 12, 2007. The Trust is permitted to issue an unlimited number of shares of beneficial interest of separate series, each series representing a distinct fund with its own investment objective and policies.  At present, there is only one series authorized by the Trust.  Simple Capital Partners LLC is the adviser to the Fund (the “Adviser”).  The Fund’s investment objective is to provide long-term capital appreciation. The Fund’s principal investment strategy is value investing.

Note 2. Summary of Significant Accounting Policies

The following is a summary of significant accounting policies employed by the Fund in preparing its financial statements:

Security Valuation - Security Valuations: The Fund’s investments are valued on the basis of official closing prices or market quotations. If official closing prices or market quotations are not readily available, or if a securities value has been materially affected by events occurring after the close of the market in which the security is principally traded but before 4:00 p.m. eastern time, that security will be valued at the fair value determined in good faith by the Adviser, subject to the review and oversight of the Fund’s Board of Trustees. The Fund may use an independent pricing service to determine the fair value of specific securities.

Investors may attempt to take advantage of anticipated price movements in securities held by the Fund based on events occurring after the close of a foreign market that may not be reflected in the Fund's NAV (referred to as “price arbitrage”). To the extent that the Fund does not accurately value securities, short-term arbitrage traders may dilute the NAV of the Fund, which negatively impacts long-term shareholders. Fair valuation of the Fund’s portfolio securities can serve to reduce arbitrage opportunities by short-term traders, but there is no assurance the Fund’s fair valuation policies will prevent dilution of the Fund’s NAV.

Equity Securities    The Fund intends to be fully invested in equity securities. These securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices accurately reflect the fair market value of such securities.   Securities that are traded on any stock exchange or on the NASDAQ over-the-counter market are generally valued by the pricing service at the last quoted sale price.  Lacking a last sale price, an equity security is generally valued by the pricing service at its last bid price. When market quotations are not readily available, when the Advisor determines that the market quotation or the price provided by the pricing service does not accurately reflect the current market value, or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Board of Trustees. The Board has adopted guidelines for good faith pricing, and has delegated to the Adviser the responsibility for determining fair value prices, subject to review by the Board of Trustees.

Fixed Income Securities- The Fund may invest in money market instruments and other securities in U.S. dollar and non-U.S. dollar denominated money market instruments and other securities, including debt obligations issued by the U.S. and foreign national, provincial, state or municipal governments or their political subdivisions. The Fund may also invest in (1) money market instruments and other securities issued by international organizations designated or supported by governmental entities (e.g., the World Bank and the European Community); (2) non-dollar securities issued by the U.S. government; and (4) foreign corporations includes short-term government securities, floating and variable rate notes, commercial paper, repurchase agreements, CDs, time deposits, bankers' acceptance, and other short-term liquid instruments.

The Fund may also invest in U.S. and foreign government securities, corporate debt obligations variable amount master demand notes, variable and floating rate securities, repurchase agreements, commercial paper, bank instruments, real estate investment trusts (REITS) as well as other investment companies, convertible securities warrants and depository receipts.

Money market instruments and other securities in which the Fund may invest generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices accurately reflect the fair market value of such securities.  A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices.  If the Advisor decides that a price provided by the pricing service does not accurately reflect the fair market value of the securities, when prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Advisor, subject to review of the Board of Trustees.

Short Sales- The Fund may sell a security it does not own in anticipation of a decline in the fair value of that security. When the Fund sells a security short, it must borrow the security sold short and deliver it to the broker-dealer through which it made the short sale. A gain, limited to the price at which the Fund sold the security short, or a loss, unlimited in size, will be recognized upon the termination of a short sale.

Federal Income Taxes- The Fund’s policy is to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute all its taxable income to its shareholders.  Therefore, no federal income tax provision is required.

Distributions to Shareholders-   The Fund intends to distribute to its shareholders substantially all of its net realized capital gains and net investment income, if any, at year-end. Distributions will be recorded on ex-dividend date. See Note 7.

Note 2. Summary of Significant Accounting Policies (continued)

Use of Estimates- The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increase and decreases in net assets from operations during the reporting period. Actual results could differ from these estimates.

Other- The Fund follows industry practice and records security transactions on the trade date.  The specific identification method is used for determining gains or losses for financial statements and income tax purposes.  Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Discounts and premiums are amortized over the useful lives of the respective securities. Withholding taxes on foreign dividends will be provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

Note 3. Investment Management Agreement

The Fund has a management agreement with the Advisor to furnish investment advisory and management services to the Fund.  The Fund will pay the Advisor a monthly fee based on the Fund’s average daily net assets at the annual rate of 1.00%. For the period ending December 31, 2007, the Adviser earned a fee of $665 from the Fund.

The Advisor has contractually agreed to waive fees and/or reimburse the expenses but only to the extent necessary to maintain the Fund’s total annual operating expenses (excluding brokerage costs; borrowing costs, such as (a) interest and (b) dividends on securities sold short; taxes; and extraordinary expenses) at 1.40% of its average daily net assets for the first five years of the operations of the Fund. For the period ending December 31, 2007, the Adviser owed $13,863 to the Fund.

Note 5. Capital Share Transactions

The Fund is authorized to issue an unlimited number of shares of separate series.  The total paid-in capital as of December 31, 2007 was $323,067.  Transactions in capital were as follows:

	July 17, 2007 through December 31, 2007

	Shares	Amount
Shares sold	31,848	$323,067
Shares reinvested	0	0
Shares redeemed	0	0
	31,848	$323,067

Note 6. Investment Transactions

For the six months ending December 31, 2007, purchases and sales of investment securities other than U.S. Government obligations and short-term investments aggregated $213,478 and $0 respectively.

Note 7. Tax Matters

For Federal income tax purposes, the cost of investments owned at December 31, 2007 was $331,677.

No distributions were paid during the period ended December 31, 2007.

At December 31, 2007, the composition of unrealized appreciation (the excess of value over tax cost) and depreciation (the excess of tax cost over value) was as follows:

Appreciation	Depreciation	Net Appreciation(Depreciation)
$10,086	($12,284)	($2,198)

As of December 31, 2007 the components of distributable earnings on a tax basis were as follows:

Undistributed net investment income	$1,241
Undistributed long-term capital gain	$0
Unrealized depreciation	($2,198)

Note 8. Control and Ownership

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the Investment Company Act of 1940. Norma Guerrero owns approximately 58% of the Fund.

The Simple Capital Fund
Expense Illustration
December 31, 2007 (Unaudited)

Expense Example

As a shareholder of the Simple Capital Fund, you incur ongoing costs which typically consist of management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, July 1, 2007 through December 31, 2007.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by  $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in this Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

	Beginning Account Value	Ending Account Value	Expenses Paid During the Period*
	July 1, 2007	December 31, 2007	July 1,2007 to December 31,2007

Actual	$1,000.00	$1,011.00	$7.10
Hypothetical
(5% Annual Return before expenses)	$1,000.00	$1,018.15	$7.12

* Expenses are equal to the Fund's annualized expense ratio of 1.40%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

	Beginning Account Value	Ending Account Value	Expenses Paid During the Period*
	July 17, 2007	December 31, 2007	July 17,2007 to December 31,2007

Actual	$1,000.00	$1,011.00	$6.48
Hypothetical
(5% Annual Return before expenses)	$1,000.00	$1,016.57	$6.50

* Expenses are equal to the Fund's annualized expense ratio of 1.40%, multiplied by the average account value over the period, multiplied by 168/365 (to reflect the one-half year period).

THE SIMPLE CAPITAL FUND

ADDITIONAL INFORMATION

DECEMBER 31, 2007 (UNAUDITED) (CONTINUED)

TRUSTEES AND OFFICERS

The following table provides information regarding each Trustee who is not an “interested person” of the Trust, as defined in the Investment Company Act of 1940.

Name, Age and Address	Position & Length of Time Served with the Trust	Principal Occupations During Past 5 Years and Current Directorships
Peter Delaney, 41 7 Oak Court, Poughkeepsie, NY 12603	since inception of Fund and until a successor is elected and qualified	Founder and President, Staff Line, Inc., since 2000.
Jose P. Sanchez, 33 18 Union Street, Lawrence, MA 0184	since inception of Fund and until a successor is elected and qualified	Engineer, Flir Systems, since 1996
Ryan Hanna, 36 11 Langdon Avenue, Watertown, MA 02472	since inception of Fund and until a successor is elected and qualified	Securities Analyst, Cambridge Trust Company, since 2001

The following table provides information regarding each Trustee who is an “interested person” of the Trust, as defined in the Investment Company Act of 1940, and each officer of the Trust.

Name, Age and Address	Position and Length of Time Served with the Fund	Principal Occupations During Past 5 Years and Current Directorships
Oriosto Medrano Santana, 33 c/o Simple Capital, LLC One Apple Hill Suite 316 Natick, MA 01760	Chief Executive Officer and Chief Compliance Officer Since inception of Fund and until a successor is elected and qualified

Chief Executive Officer and Co-Managing Member, Simple Capital, LLC – October 2005 through present; Consultant – BISYS Regulatory Services, 2004-2007; Examiner, U.S. Securities and Exchange Commission, 2003-2004, Paralegal, Hale & Dorr, LLP, 2001-2003.

Barry McNeil, 35 c/o Simple Capital, LLC One Apple Hill Suite 316 Natick, MA 01760	Treasurer, Principal Accounting and Financial Officer Since inception of Fund and until a successor is elected and qualified	Chief Financial Officer and Co-Managing Member, Simple Capital, LLC – January 2007 through present; The Mathworks 2002 through 2007, John Hancock Financial Services 1995- 2002

The Fund's Statement of Additional Information ("SAI") includes additional information about the trustees and is available, without charge, upon request.  You may call toll-free 1 (866) 694-6672 to request a copy of the SAI or to make shareholder inquiries.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the Fund voted proxies during the most recent 6-month period ended December 31 are available without charge upon request by (1) calling the Fund at (866) 694-6672 and (2) from Fund documents filed with the Securities and Exchange Commission ("SEC") on the SEC's website at www.sec.gov.

The Fund files a complete schedule of investments with the SEC for the first and third quarter of each fiscal year on Form N-Q.  The Fund’s first and third fiscal quarters end on September 30 and March 31. The Form N-Q filing must be made within 60 days of the end of the quarter. The Fund’s Forms N-Q are available on the SEC’s website at http://sec.gov, or they may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (call 1-800-732-0330 for information on the operation of the Public Reference Room).  You may also obtain copies by calling the Fund at 1 (866) 694-6672.

Board of Trustees

Peter Delaney

Jose P. Sanchez

Ryan Hanna

Investment Adviser

Simple Capital, LLC

One Apple Hill, Suite 316

Natick, Massachusetts 01760

Dividend Paying Agent,

Shareholders’ Servicing Agent,

Transfer Agent

Mutual Shareholder Services, LLC

8000 Town Centre Drive, Suite 400

Broadview Heights, OH 44147

Custodian

The Huntington National Bank

7 Easton Oval, Columbus, Ohio 43219

Independent Registered Public Accounting Firm

Sanville & Company

1514 Old York Road, Abington, PA 19001

Legal Counsel

Thompson Hine LLP

This report is provided for the general information of the shareholders of The Simple Capital Fund. This report is not intended for distribution to prospective investors in the fund, unless preceded or accompanied by an effective prospectus.

Item 2. Code of Ethics  Not applicable.

Item 3. Audit Committee Financial Expert  Not applicable.

Item 4. Principal Accountant Fees and Services  Not applicable.

Item 5. Audit Committee of Listed Companies.   Not applicable.

Item 6. Schedule of Investments. Included in Report to Shareholders.

Item 7. Disclosure of Closed End fund Proxy Voting Policies/Procedures. Not applicable.

Item 8.  Portfolio Managers of Closed-End Funds.  Not applicable.

Item 9. Purchases of Equity Securities by Closed End Funds. Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders. Not applicable.

Item 11. Controls and Procedures.

(a)

Disclosure Controls & Procedures.  Principal executive and financial officers have concluded that Registrant’s disclosure controls & procedures are effective based on their evaluation as of a date within 90 days of the filing date of this report.

(b)

Internal Controls. There were no significant changes in Registrant’s internal controls of in other factors that could significantly effect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 12.  Exhibits.

(a)(1)

EX-99.CERT.  Filed herewith.

(a)(2)

Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable.

(b)

EX-99.906CERT.  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Simple Capital Trust

By /s/ Oriosto Medrano Santana

*Oriosto Medrano Santana

Principal Executive Officer

Date: March 10, 2008

*Print the name and title of each signing officer under his or her signature.